Commitments (Future Minimum Capital Commitments Under Non-Cancelable Construction Contracts) (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012
Capital Lease Obligations [Line Items]
Capital commitment for the purchase of property and equipment	$ 1,266
Capital commitment for leasehold improvements	5,199
Total	$ 6,465